SCHEDULE OF SUBSIDIARIES COMPANY (Details)	12 Months Ended
	Sep. 30, 2024	Mar. 09, 2023	Feb. 07, 2023	Mar. 11, 2020	Jan. 09, 2020	Sep. 26, 2019	Apr. 24, 2015
Entity Incorporation, Date of Incorporation	Dec. 11, 2019
Bon Natural Life [Member]
Entity Incorporation, Date of Incorporation	Dec. 11, 2019
Place of Incorporation	Cayman Islands
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Investment holding
Bon Natural Life U.S.A [Member]
Entity Incorporation, Date of Incorporation	Feb. 07, 2023
Place of Incorporation	U.S.A.
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Investment holding
Tea Essence Limited [Member]
Entity Incorporation, Date of Incorporation	Jan. 09, 2020
Place of Incorporation	Hong Kong
Equity Method Investment, Ownership Percentage	100.00%		100.00%		100.00%
Principal activities	Investment holding
Xi'an CMIT [Member]
Entity Incorporation, Date of Incorporation	Apr. 09, 2020
Place of Incorporation	Xi.an City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	WFOE, Investment holding
Xi'an Youpincui [Member]
Entity Incorporation, Date of Incorporation	Sep. 08, 2021
Place of Incorporation	Xi.an City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	WFOE, Investment holding
Tea Essence Tech Hang Zhou Co Ltd [Member]
Entity Incorporation, Date of Incorporation	Oct. 24, 2024
Place of Incorporation	Hangzhou City,PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	WFOE, Investment holding
Xian App Chem Bio Tech [Member]
Entity Incorporation, Date of Incorporation	Apr. 23, 2006
Place of Incorporation	Xi’an City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	General administration and sales of the Company’s products to customers
Xi'an YH [Member]
Entity Incorporation, Date of Incorporation	Sep. 15, 2009
Place of Incorporation	Xi’an City, PRC
Equity Method Investment, Ownership Percentage	91.00%
Principal activities	Research and development of product
App-Chem Health [Member]
Entity Incorporation, Date of Incorporation	Apr. 17, 2006
Place of Incorporation	Tongchuan City, PRC
Equity Method Investment, Ownership Percentage	100.00%	100.00%		100.00%
Principal activities	Registered owner of land with an area of 12,904.5 square meters, no other business activities
App-Chem Ag-tech [Member]
Entity Incorporation, Date of Incorporation	Apr. 19, 2013
Place of Incorporation	Dali County, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Product manufacturing
App-Chem Guangzhou [Member]
Entity Incorporation, Date of Incorporation	Apr. 27, 2018
Place of Incorporation	Guangzhou City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Raw material purchase
Tongchuan DT [Member]
Entity Incorporation, Date of Incorporation	May 22, 2017
Place of Incorporation	Tongchuan City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Product manufacturing
Xi'an DT [Member]
Entity Incorporation, Date of Incorporation	Apr. 24, 2015
Place of Incorporation	Xi’an City, PRC
Equity Method Investment, Ownership Percentage	75.00%						75.00%
Principal activities	Research and development of product
Tianjin YHX [Member]
Entity Incorporation, Date of Incorporation	Sep. 26, 2019
Place of Incorporation	Tianjin City, PRC
Equity Method Investment, Ownership Percentage	51.00%					51.00%
Principal activities	Raw material purchase
Gansu BMK [Member]
Entity Incorporation, Date of Incorporation	Mar. 11, 2020
Place of Incorporation	Jiuquan City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Product manufacturing
Bozhou DT [Member]
Entity Incorporation, Date of Incorporation	Mar. 09, 2023
Place of Incorporation	Bozhou City, PRC
Equity Method Investment, Ownership Percentage	100.00%
Principal activities	Product manufacturing